Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item shares	Dec. 31, 2024 MXN ($) item shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
TelevisaUnivision
Corporate information:
Ownership interest in associate	43.00%	43.00%	43.70%	43.70%
Proportion of voting rights held in associate			44.40%	44.40%
TelevisaUnivision | Class A common stock
Corporate information:
Annual preferred dividend	5.50%	5.50%
Income from UHI | $	$ 41.3
TelevisaUnivision | Series B Preferred Shares
Corporate information:
Number of shares owned | shares	750,000	750,000	750,000	750,000
Univision
Corporate information:
Ownership interest in associate	43.00%	43.00%
Proportion of voting rights held in associate	44.00%	44.00%
Number of officers designated as members of board of directors	3	3
Number of officers designated as chairman of board of directors	1	1
Number of directors of the associate	11	11
Number of officers designated as members of board of directors currently consists members	9	9
Number of officers designated as members of board of directors additional members	2	2
Univision | Class A common stock
Corporate information:
Number of shares owned | shares	9,290,999	9,290,999	9,290,999	9,290,999
Income from UHI		$ 777,838	$ 41.3	$ 716,905	$ 37.8	$ 752,556
Univision | Minimum
Corporate information:
Ownership interest in associate	43.00%	43.00%	43.70%	43.70%
Univision | Maximum
Corporate information:
Ownership interest in associate	43.70%	43.70%	44.40%	44.40%